Notes Payable (Details Narrative) (USD $)	Aug. 31, 2013	Jun. 30, 2013	Jun. 14, 2013	Apr. 23, 2013	Apr. 04, 2013	Mar. 21, 2013	Dec. 31, 2012	Jun. 01, 2011	May 03, 2011	Mar. 08, 2011	Mar. 01, 2011	Feb. 01, 2011	Dec. 02, 2004	Dec. 01, 2004
Notes to Financial Statements
Borrow principal amount									$ 100,000				$ 1,420,000
Loaned money														160,000
Additional loan												300,000
Additional loan											300,000
Additional loan								500,000
owed principal amount							1,210,000
Accrued interest		32,566				1,267,770.07	206,314.71
Outstanding principal debt						1,267,707.07
Per share			$ 0.010
Per shares			$ 0.009
Warrants purchase					104,333,335
Per shares					$ 0.01
Per shares						$ 0.009
Converted principal amount						182,000
Debt principal amount				1.451
Common stock share issued				161,269,410
Par shares				$ 0.009
Common stock share issued				161,269,410
Common stock share issued				132,426,499
Common stock share issued				8,464,081
Common stock share issued				20,222,222
Common stock share issued				8,620,689
Secured indebtedness amount							125,663
Common stock share issued		12,218,269
Par shares		$ 0.009
Common stock share issued		8,464,081
Common stock share issued		8,464,081
Secured indebtedness amount		45,000
Par shares		$ 0.009
Promissory note in the amount	400,000
Accrued salary										160,000
Accrued salary										160,000
Accrued legal bill										67,025.3
Per shares										$ 0.05
Additional compensation to ceo									50,000
Per shares									$ 0.05
Common stock issued									$ 50,000
Per shares									$ 0.05